Loans to customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Loans To Customers
Lending to individuals	$ 3,713,770	$ 1,976,499
Loan ECL allowance	(512,134)	(300,223)
Total receivables	3,201,636	1,676,276
Fair value adjustment - portfolio hedge (note 19)	698	(2,836)
Total	$ 3,202,334	$ 1,673,440